Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Profit for the period	€ 31,000,000	€ 19,300,000	€ 93,400,000	€ 67,300,000
Taxation	10,700,000	5,900,000	29,200,000	17,100,000
Net financing costs	17,900,000	32,300,000	24,000,000	48,400,000
Depreciation	9,500,000	8,100,000	18,000,000	18,000,000
Amortization	1,700,000	1,400,000	3,200,000	3,800,000
EBITDA	70,800,000	67,000,000	167,800,000	154,600,000
Exceptional items	6,100,000	11,500,000	7,600,000	11,400,000
Share based payments expense	4,200,000	800,000	6,400,000	2,100,000
Acquisition related costs	5,700,000		8,200,000	0
Material reconciling items
Disclosure of operating segments [line items]
Business Combination, Purchase Price Adjustment, Inventory Step Up	2,100,000	0	2,100,000	0
Exceptional items	6,100,000	11,500,000		11,400,000
Other adjustments	9,900,000	800,000	14,600,000	2,100,000
Adjusted EBITDA	€ 88,900,000	€ 79,300,000	€ 192,100,000	€ 168,100,000